Additional Financial Information - Components of Other, Net Included in Statement of Operations (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Aug. 31, 2021
Other Income and Expenses [Line Items]
Remeasurement of equity securities	$ (13)	$ (9)	$ (59)
Dividends received from equity security investments	4	6	19
Gain on sale of businesses	0	0	98
Gain on remeasurement of previously-held interest	5	0	3
Gain on dilution of PropertyGuru investment	0	0	15
Other	(55)	6	(29)
Total Other, net	$ (59)	$ 3	47
REA Group | PropertyGuru Pte. Ltd.
Other Income and Expenses [Line Items]
Gain on sale of businesses			$ 107
Ownership percentage			18.00%	18.00%
Equity method investment, diluted ownership percentage			17.50%	16.60%
Nonoperating Income (Expense) | REA Group | PropertyGuru Pte. Ltd.
Other Income and Expenses [Line Items]
Gain on dilution of PropertyGuru investment			$ 15